As filed with the Securities and Exchange Commission on April 3, 2019

Securities Act File No. 333-222463
Investment Company Act File No. 811-23323

SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Post-Effective Amendment No. 1 |X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|
Amendment No. 1 |X|
(Check appropriate box or boxes.)

PROCURE ETF TRUST II
 (Exact Name of Registrant as Specified in Charter)

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 690-3837

Robert Tull
ProcureAM, LLC
16 Firebush Lane
Levittown, PA 19056

It is proposed that this filing will become effective:
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485 on______, pursuant to paragraph (b)(1) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _______, pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on _______, pursuant to paragraph (a)(2) of Rule 485

Exhibit	Exhibit No.	Description
Index	EX-101.INS	XBRL Instance Document

	EX-101.SCH	XBRL Taxonomy Extension Schema Document

	EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

	EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

	EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 3rd day of April, 2019.

PROCURE ETF TRUST II

By: /s/ Robert Tull Robert Tull President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ John Jacobs*	Trustee	April 3, 2019
John Jacobs

/s/ Erik Liik*	Trustee	April 3, 2019
Erik Liik

/s/ James Brenner*	Trustee	April 3, 2019
James Brenner

/s/ Robert Tull	Trustee and President	April 3, 2019
Robert Tull

/s/ Adrienne Chanin	Treasurer, Chief Financial	April 3, 2019
Adrienne Chanin	Officer, and Principal Accounting
Officer
By:

/s/ Robert Tull
Robert Tull, Attorney-in-fact*
* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED